Investment securities (Tables)	3 Months Ended
Jan. 31, 2022
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Disclosure of Carrying Value Of Banks Investment Securities Per Measurement Category
The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

	As at
($ millions)	January 31 2022	October 31 2021
Debt investment securities measured at FVOCI	$59,249	$52,611
Debt investment securities measured at amortized cost	17,576	18,157
Equity investment securities designated at FVOCI	3,542	3,178
Equity investment securities measured at FVTPL	1,301	1,223
Debt investment securities measured at FVTPL	31	30
Total investment securities	$81,699	$75,199

Disclosure of Unrealized Gains and Losses on Fair Value through Other Comprehensive Income Securities

As at January 31, 2022 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$8,355	$93	$44	$8,404
Canadian provincial and municipal debt	5,428	7	92	5,343
U.S. treasury and other U.S. agency debt	16,264	115	216	16,163
Other foreign government debt	28,667	48	565	28,150
Other debt	1,189	5	5	1,189
Total	$59,903	$268	$922	$59,249

As at October 31, 2021 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$5,694	$135	$25	$5,804
Canadian provincial and municipal debt	5,202	12	59	5,155
U.S. treasury and other U.S. agency debt	13,528	188	79	13,637
Other foreign government debt	27,126	60	515	26,671
Other debt	1,339	9	4	1,344
Total	$52,889	$404	$682	$52,611

Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost

	As at
	January 31, 2022		October 31, 2021
($ millions)	Fair value	Carrying value	Fair value	Carrying value
Canadian federal and provincial government issued or guaranteed debt	$11,674	$11,770	$12,310	$12,372
U.S. treasury and other U.S. agency debt	4,651	4,694	4,712	4,687
Other foreign government debt	996	986	970	960
Corporate debt	132	126	141	138
Total	$17,453	$17,576	$18,133	$18,157

Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income

As at January 31, 2022 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$36	$5	$5	$36
Common shares	2,909	653	56	3,506
Total	$2,945	$658	$61	$3,542

As at October 31, 2021 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$27	$4	$3	$28
Common shares	2,710	528	88	3,150
Total	$2,737	$532	$91	$3,178